FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-07319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Covington Trust

Fund Name: Fidelity Real Estate High Income Fund II

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: 06/30/2004

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Covington Trust

BY:  /s/ CHRISTINE REYNOLDS
-----------------------------------------------------
CHRISTINE REYNOLDS, TREASURER, FIDELITY MANAGEMENT & RESEARCH COMPANY
DATE: 08/20/2004 11:57:00 AM

EXHIBIT A

VOTE SUMMARY REPORT
Fidelity Real Estate High Income Fund II
07/01/2003 - 06/30/2004

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: CATELLUS DEVELOPMENT CORPORATION MEETING DATE: 09/26/2003
TICKER: CDX SECURITY ID: 149111106
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	APPROVE AND ADOPT THE AGREEMENT AND PLAN OF MERGER DATED JULY 31, 2003 AMONG CATELLUS DEVELOPMENT CORPORATION, CATELLUS SUBCO, INC. AND CATELLUS OPERATING LIMITED PARTNERSHIP PURSUANT TO WHICH THE REIT CONVERSION WILL BE EFFECTED	Management	For	For
2.1	ELECT JOSEPH F. ALIBRANDI AS A DIRECTOR	Management	For	For
2.2	ELECT STEPHEN F. BOLLENBACH AS A DIRECTOR	Management	For	For
2.3	ELECT DARYL J. CARTER AS A DIRECTOR	Management	For	For
2.4	ELECT RICHARD D. FARMAN AS A DIRECTOR	Management	For	For
2.5	ELECT CHRISTINE GARVEY AS A DIRECTOR	Management	For	For
2.6	ELECT WILLIAM M. KAHANE AS A DIRECTOR	Management	For	For
2.7	ELECT LESLIE D. MICHELSON AS A DIRECTOR	Management	For	For
2.8	ELECT DEANNA W. OPPENHEIMER AS A DIRECTOR	Management	For	For
2.9	ELECT NELSON C. RISING AS A DIRECTOR	Management	For	For
2.10	ELECT THOMAS M. STEINBERG AS A DIRECTOR	Management	For	For
2.11	ELECT CORA M. TELLEZ AS A DIRECTOR	Management	For	For
3	APPROVE THE AMENDMENT TO THE 2000 PERFORMANCE AWARD PLAN	Management	For	For
4	APPROVE AND ADOPT THE 2003 PERFORMANCE AWARD PLAN	Management	For	Against
5	STOCKHOLDER PROPOSAL RELATING TO STOCKHOLDER RIGHTS PLAN	Shareholder	Against	For

ISSUER NAME: GENERAL GROWTH PROPERTIES, INC. MEETING DATE: 11/20/2003
TICKER: GGP SECURITY ID: 370021107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	APPROVAL OF AN AMENDMENT TO THE CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK, CHANGE THE PAR VALUE OF THE COMMON STOCK AND EFFECTUATE A THREE-FOR-ONE SPLIT OF THE COMMON STOCK.	Management	For	Against

ISSUER NAME: PRICE LEGACY CORPORATION MEETING DATE: 12/16/2003
TICKER: XLG SECURITY ID: 74144P106
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	ELECT JACK MCGRORY AS A DIRECTOR	Management	For	For
1.2	ELECT JAMES F. CAHILL AS A DIRECTOR	Management	For	For
1.3	ELECT MURRAY GALINSON AS A DIRECTOR	Management	For	For
1.4	ELECT KEENE WOLCOTT AS A DIRECTOR	Management	For	For
1.5	ELECT REUBEN S. LEIBOWITZ AS A DIRECTOR	Management	For	For
1.6	ELECT MELVIN L. KEATING AS A DIRECTOR	Management	For	For